Employee Benefits - Summary of Changes in Present Value of the Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	¥ 432,088
Remeasurement of defined benefit pension plans
At end of the year	422,912	¥ 432,088
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	180,321
Remeasurement of defined benefit pension plans
At end of the year	168,449	180,321
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	251,767
Remeasurement of defined benefit pension plans
At end of the year	254,462	251,767
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	432,088	416,952
Current service cost	14,032	13,558
Interest cost	4,754	4,917
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(2,216)	(977)
From changes in financial assumptions	(31,720)	5,664
Experience adjustments	1,935	8,311
Past service cost	1,440	(7,976)
Benefits paid	(20,769)	(22,305)
Contributions by the employees	2,297	2,307
Effect of business combinations and disposals	60	(1,614)
Foreign currency translation differences	21,013	13,251
At end of the year	422,912	432,088
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	180,321	190,552
Current service cost	3,098	4,621
Interest cost	1,209	1,145
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	97	1,359
From changes in financial assumptions	(2,994)	(1,497)
Experience adjustments	(2,522)	6,163
Past service cost	40	(7,195)
Benefits paid	(10,799)	(13,344)
Contributions by the employees	0	0
Effect of business combinations and disposals	0	(1,483)
Foreign currency translation differences	0	0
At end of the year	168,449	180,321
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	251,767	226,400
Current service cost	10,934	8,937
Interest cost	3,545	3,772
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(2,313)	(2,336)
From changes in financial assumptions	(28,726)	7,161
Experience adjustments	4,457	2,148
Past service cost	1,400	(781)
Benefits paid	(9,971)	(8,961)
Contributions by the employees	2,297	2,307
Effect of business combinations and disposals	60	(131)
Foreign currency translation differences	21,013	13,251
At end of the year	¥ 254,462	¥ 251,767